Acquisitions and disposals - Disclosure of Net Assets Acquired and Total Payment for Acquisition (Details) - EUR (€) € in Millions	Jul. 06, 2022	Dec. 31, 2022	Jul. 07, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill		€ 21,609		€ 20,330
Total consideration		€ 811		€ 2,117
Nutrafol
Of which:
Percentage of voting equity interests previously held	13.00%
Nutrafol
Disclosure of detailed information about business combination [line items]
Intangible assets			€ 603
Other non-current assets			0
Trade and other receivables			11
Other current assets			70
Non-current liabilities			(160)
Current liabilities			(37)
Net assets acquired			487
Non-controlling interest			(99)
Goodwill			580
Total consideration			968
Of which:
Cash consideration paid for 67% stake			811
Fair value of 13% stake previously held by Unilever Ventures			€ 157
Percentage of voting equity interests acquired			67.00%
Inventory recognised as of acquisition date			€ 41
Business combination cash acquired			29
Deferred tax liabilities recognised as of acquisition date			€ 153